Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
INTEREST INCOME
Interest and fees on loans	$ 79,427		$ 96,172		$ 103,707
Interest on taxable investment securities	8,715		6,668		9,138
Interest on non-taxable investment securities	1,232		1,338		1,618
Dividends on restricted equity investments	838		904		970
Total interest income	90,212		105,082		115,433
INTEREST EXPENSE
Interest on deposits	8,358		11,349		13,553
Interest on funds borrowed	1,753		1,776		1,438
Interest on junior subordinated debentures	2,150		2,188		2,594
Total interest expense	12,261		15,313		17,585
Net interest income	77,951		89,769		97,848
PROVISION FOR LOAN LOSSES	14,803		1,147		57,215
Net interest income after provision for loan losses	63,148		88,622		40,633
NON-INTEREST INCOME
Service charges on deposit accounts	8,803		9,056		10,954
Mortgage banking revenue, net	1,546		11,598		10,551
Gain on sale of investment securities	50		3,489		234
Investment products income	2,447		2,684		2,296
BOLI income	1,896		1,882		1,986
Derivative credit adjustment	(1,232)		(1,588)		(2,275)
Other	4,253		4,560		4,929
Total non-interest income	17,763		31,681		28,675
NON-INTEREST EXPENSE
Salaries and employee benefits	49,339		53,037		54,241
Commission expense	2,475		7,696		8,259
Occupancy expense	16,230		13,519		13,011
Equipment expense	7,287		7,356		7,399
Amortization of intangible assets	805		2,457		3,685
Data processing expense	4,979		4,244		4,384
Professional fees	6,487		18,246		3,459
Insurance expense	5,567		5,966		5,824
Advertising expense	2,062		2,830		2,809
Problem loan expense	2,039		3,407		5,681
Real estate owned expense, net	1,724		2,270		2,358
Office supplies expense	974		857		1,247
Other	9,434		8,064		7,476
Total non-interest expense	109,402		129,949		119,833
LOSS BEFORE INCOME TAXES	(28,491)		(9,646)		(50,525)
INCOME TAX EXPENSE (BENEFIT)	1,317		297		(34)
NET LOSS AVAILABLE TO COMMON SHAREHOLDERS	$ (29,808)		$ (9,943)		$ (50,491)
Basic loss per common share	$ (1.67)	[1]	$ (0.58)	[1]	$ (2.94)	[1]
Diluted loss per common share	$ (1.67)	[1]	$ (0.58)	[1]	$ (2.94)	[1]
Weighted average common shares - basic	17,830,018	[1]	17,283,162	[1]	17,187,742	[1]
Weighted average common shares - diluted	17,830,018	[1]	17,283,162	[1]	17,187,742	[1]

[1]	Prior periods were retroactively adjusted for the impact of the 1-for-5 reverse stock split completed on August 11, 2014